Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Aeronautical Revenue	$ 262,809	[1]	$ 219,995	[1]	$ 723,996	[2]
Non aeronautical revenue
Commercial Revenue	362,087		259,713		481,900
Construction service revenue	79,760		125,778		350,264
Other revenue	2,257		1,870		2,480
Cost of services	(622,381)		(653,583)		(1,138,425)
Gross (loss) / profit	84,532		(46,227)		420,215
Selling, general and administrative expenses	(102,062)		(101,775)		(168,291)
Impairment loss of non-financial assets	(371)		(62,268)		(42,801)
Other operating income	42,777		54,105		17,259
Other operating expense	(18,416)		(7,533)		(2,747)
Operating (loss) / income	6,460		(163,698)		223,635
Share of income / (loss) in associates	(629)		(1,667)		(1,416)
Amortization and depreciation	143,501		183,448		162,447
Adjusted Ebitda	149,332		18,083		384,666
Construction services revenue	(79,760)		(125,778)		(350,264)
Construction services cost	77,453		124,438		347,998
Adjusted Ebitda excluding Construction Services	147,025		16,743		382,400
Construction services revenue	79,760		125,778		350,264
Construction services cost	(77,453)		(124,438)		(347,998)
Adjusted Ebitda	149,332		18,083		384,666
Financial income	28,080		35,697		51,889
Financial loss	(131,271)		(215,496)		(233,521)
Inflation adjustment	6,691		(26,532)		(25,391)
Amortization and depreciation	(143,501)		(183,448)		(162,447)
(Loss) / income for the year before income tax	(90,669)		(371,696)		15,196
Income tax	(69,111)		14,295		(17,079)
Loss from continuing operations	(159,780)		(357,401)		(1,883)
Loss from discontinued operations	(21,196)		(4,492)		(3,937)
Net (loss) / income	(180,976)		(361,893)		(5,820)
Current assets	626,317		519,993
Non-current assets	2,994,314		2,885,658
Capital Expenditure	91,741		138,043
Current liabilities	842,287		552,554
Non-current liabilities	2,004,736		2,047,811
Depreciation, right-of-use assets	4,154		3,213		3,443
Interest expense on lease liabilities	737		407		477
Operating segments | Argentina | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	94,881	[1]	106,681	[1]	387,333	[2]
Non aeronautical revenue
Commercial Revenue	214,573		147,599		239,406
Construction service revenue	53,501		95,793		308,296
Other revenue	0		0		0
Cost of services	(326,974)		(380,176)		(711,144)
Gross (loss) / profit	35,981		(30,103)		223,891
Selling, general and administrative expenses	(38,338)		(38,033)		(88,083)
Impairment loss of non-financial assets	0		0		0
Other operating income	8,109		6,522		15,474
Other operating expense	(14,925)		(2,731)		(1,075)
Operating (loss) / income	(9,173)		(64,345)		150,207
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	74,743		115,119		91,217
Adjusted Ebitda	65,570		50,774		241,424
Construction services revenue	(53,501)		(95,793)		(308,296)
Construction services cost	53,378		95,684		308,072
Adjusted Ebitda excluding Construction Services	65,447		50,665		241,200
Construction services revenue	53,501		95,793		308,296
Construction services cost	(53,378)		(95,684)		(308,072)
Adjusted Ebitda	65,570		50,774		241,424
Current assets	232,737		146,414
Non-current assets	1,395,707		1,170,598
Capital Expenditure	53,501		95,794
Current liabilities	284,442		273,173
Non-current liabilities	684,460		509,623
Operating segments | Argentina | Others
Disclosure of operating segments [line items]
Aeronautical Revenue	0	[1]	0	[1]	0	[2]
Non aeronautical revenue
Commercial Revenue	202		184		217
Construction service revenue			0		0
Other revenue	0		0		0
Cost of services	(68)		(71)		(18)
Gross (loss) / profit	134		113		199
Selling, general and administrative expenses	(145)		(144)		(308)
Impairment loss of non-financial assets	0		0		0
Other operating income	2		3		38
Other operating expense	(8)		(16)		0
Operating (loss) / income	(17)		(44)		(71)
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	0		0		0
Adjusted Ebitda	(17)		(44)		(71)
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services	(17)		(44)		(71)
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	(17)		(44)		(71)
Current assets	82		96
Non-current assets	27		21
Capital Expenditure	0		0
Current liabilities	40		40
Non-current liabilities	0		0
Operating segments | Brazil | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	24,121	[1]	20,883	[1]	56,141	[2]
Non aeronautical revenue
Commercial Revenue	34,329		30,510		60,440
Construction service revenue			0		0
Other revenue	0		0		0
Cost of services	(59,198)		(60,799)		(96,210)
Gross (loss) / profit	(748)		(9,406)		20,371
Selling, general and administrative expenses	(8,228)		(11,300)		(12,515)
Impairment loss of non-financial assets	0		(26,362)		(42,801)
Other operating income	20,285		34,829		1,341
Other operating expense	(2,191)		(3,320)		(332)
Operating (loss) / income	9,118		(15,559)		(33,936)
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	9,999		9,065		11,788
Adjusted Ebitda	19,117		(6,494)		(22,148)
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services	19,117		(6,494)		(22,148)
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	19,117		(6,494)		(22,148)
Current assets	41,384		35,180
Non-current assets	670,006		756,448
Capital Expenditure	1,838		3,224
Current liabilities	328,750		103,756
Non-current liabilities	663,012		881,535
Operating segments | Brazil | Others
Disclosure of operating segments [line items]
Aeronautical Revenue	0	[1]	0	[1]	0	[2]
Non aeronautical revenue
Commercial Revenue	0		0		0
Construction service revenue			0		0
Other revenue	0		0		0
Cost of services	0		0		0
Gross (loss) / profit	0		0		0
Selling, general and administrative expenses	(143)		(38)		(115)
Impairment loss of non-financial assets	0		0		0
Other operating income	0		0		0
Other operating expense	0		0		0
Operating (loss) / income	(143)		(38)		(115)
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	0		0		0
Adjusted Ebitda	(143)		(38)		(115)
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services	(143)		(38)		(115)
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	(143)		(38)		(115)
Current assets	27		31
Non-current assets	114		122
Capital Expenditure	0		0
Current liabilities	0		1
Non-current liabilities	0		0
Operating segments | Uruguay | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	14,564	[1]	19,616	[1]	62,164	[2]
Non aeronautical revenue
Commercial Revenue	20,200		19,890		39,410
Construction service revenue	5,280		9,281		6,110
Other revenue	14		56		60
Cost of services	(35,903)		(40,306)		(54,218)
Gross (loss) / profit	4,155		8,537		53,526
Selling, general and administrative expenses	(7,674)		(7,943)		(12,625)
Impairment loss of non-financial assets	0		0		0
Other operating income	152		281		131
Other operating expense	(119)		(132)		(346)
Operating (loss) / income	(3,486)		743		40,686
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	11,112		11,467		12,124
Adjusted Ebitda	7,626		12,210		52,810
Construction services revenue	(5,280)		(9,281)		(6,110)
Construction services cost	5,280		9,281		6,110
Adjusted Ebitda excluding Construction Services	7,626		12,210		52,810
Construction services revenue	5,280		9,281		6,110
Construction services cost	(5,280)		(9,281)		(6,110)
Adjusted Ebitda	7,626		12,210		52,810
Current assets	21,436		11,936
Non-current assets	144,164		149,871
Capital Expenditure	5,511		10,818
Current liabilities	12,345		20,578
Non-current liabilities	60,225		53,962
Operating segments | Uruguay | Others
Disclosure of operating segments [line items]
Aeronautical Revenue	0	[1]	0	[1]	0	[2]
Non aeronautical revenue
Commercial Revenue	18,031		15,536		16,888
Construction service revenue			0		0
Other revenue	0		0		0
Cost of services	(11,635)		(11,004)		(12,968)
Gross (loss) / profit	6,396		4,532		3,920
Selling, general and administrative expenses	(1,362)		(1,520)		(1,346)
Impairment loss of non-financial assets	0		0		0
Other operating income	56		117		49
Other operating expense	(66)		(131)		(75)
Operating (loss) / income	5,024		2,998		2,548
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	1,056		1,134		1,024
Adjusted Ebitda	6,080		4,132		3,572
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services	6,080		4,132		3,572
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	6,080		4,132		3,572
Current assets	4,264		4,148
Non-current assets	7,863		6,420
Capital Expenditure	2,556		1,160
Current liabilities	3,180		2,608
Non-current liabilities	2,010		2,666
Operating segments | Armenia | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	45,312	[1]	15,308	[1]	52,558	[2]
Non aeronautical revenue
Commercial Revenue	46,503		22,396		69,314
Construction service revenue	6,559		1,730		11,591
Other revenue	0		0		0
Cost of services	(56,791)		(39,517)		(82,472)
Gross (loss) / profit	41,583		(83)		50,991
Selling, general and administrative expenses	(11,173)		(8,596)		(12,259)
Impairment loss of non-financial assets	0		0		0
Other operating income	168		129		103
Other operating expense	(703)		(889)		(731)
Operating (loss) / income	29,875		(9,439)		38,104
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	14,411		14,900		13,724
Adjusted Ebitda	44,286		5,461		51,828
Construction services revenue	(6,559)		(1,730)		(11,591)
Construction services cost	6,368		1,679		11,255
Adjusted Ebitda excluding Construction Services	44,095		5,410		51,492
Construction services revenue	6,559		1,730		11,591
Construction services cost	(6,368)		(1,679)		(11,255)
Adjusted Ebitda	44,286		5,461		51,828
Current assets	71,315		40,705
Non-current assets	148,838		144,745
Capital Expenditure	7,629		2,701
Current liabilities	30,067		4,046
Non-current liabilities	41,309		64,242
Operating segments | Ecuador | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	46,456	[1]	28,128	[1]	71,056	[2]
Non aeronautical revenue
Commercial Revenue	17,948		13,002		23,664
Construction service revenue	752		8,611		14,888
Other revenue	0		0		0
Cost of services	(44,371)		(42,753)		(71,958)
Gross (loss) / profit	20,785		6,988		37,650
Selling, general and administrative expenses	(11,703)		(10,583)		(17,035)
Impairment loss of non-financial assets	0		0		0
Other operating income	82		256		140
Other operating expense	(13)		(389)		(93)
Operating (loss) / income	9,151		(3,728)		20,662
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	7,000		5,074		4,646
Adjusted Ebitda	16,151		1,346		25,308
Construction services revenue	(752)		(8,611)		(14,888)
Construction services cost	752		8,611		14,888
Adjusted Ebitda excluding Construction Services	16,151		1,346		25,308
Construction services revenue	752		8,611		14,888
Construction services cost	(752)		(8,611)		(14,888)
Adjusted Ebitda	16,151		1,346		25,308
Current assets	43,357		30,209
Non-current assets	57,798		64,580
Capital Expenditure	779		10,509
Current liabilities	35,749		27,544
Non-current liabilities	20,051		25,451
Operating segments | Italy | Airports
Disclosure of operating segments [line items]
Aeronautical Revenue	37,475	[1]	29,379	[1]	94,744	[2]
Non aeronautical revenue
Commercial Revenue	17,082		16,799		39,068
Construction service revenue	13,668		10,363		9,379
Other revenue	2,243		1,777		2,444
Cost of services	(83,149)		(72,163)		(104,573)
Gross (loss) / profit	(12,681)		(13,845)		41,062
Selling, general and administrative expenses	(13,053)		(14,437)		(15,012)
Impairment loss of non-financial assets	(371)		0		0
Other operating income	13,923		11,968		0
Other operating expense	0		(18)		(111)
Operating (loss) / income	(12,182)		(16,296)		25,939
Share of income / (loss) in associates	91		115		35
Amortization and depreciation	12,290		11,903		12,530
Adjusted Ebitda	199		(4,278)		38,504
Construction services revenue	(13,668)		(10,363)		(9,379)
Construction services cost	11,675		9,183		7,673
Adjusted Ebitda excluding Construction Services	(1,794)		(5,458)		36,798
Construction services revenue	13,668		10,363		9,379
Construction services cost	(11,675)		(9,183)		(7,673)
Adjusted Ebitda	199		(4,278)		38,504
Current assets	101,116		132,706
Non-current assets	274,947		274,620
Capital Expenditure	19,927		13,835
Current liabilities	117,933		117,787
Non-current liabilities	141,898		158,523
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Aeronautical Revenue	0	[1]	0	[1]	0	[2]
Non aeronautical revenue
Commercial Revenue	(9,037)		(6,368)		(7,281)
Construction service revenue			0		0
Other revenue	(806)		(2,184)		(5,045)
Cost of services	7,850		7,118		9,191
Gross (loss) / profit	(1,993)		(1,434)		(3,135)
Selling, general and administrative expenses	1,993		1,357		3,137
Impairment loss of non-financial assets	0		0		0
Other operating income	0		0		(17)
Other operating expense	0		77		16
Operating (loss) / income	0		0		1
Share of income / (loss) in associates	0		0		0
Amortization and depreciation	0		0		0
Adjusted Ebitda	0		0		1
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services			0		1
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	0		0		1
Current assets	(60,620)		(65,395)
Non-current assets	(768)		(768)
Capital Expenditure	0		0
Current liabilities	(60,620)		(65,165)
Non-current liabilities	(768)		(998)
Unallocated
Disclosure of operating segments [line items]
Aeronautical Revenue	0	[1]	0	[1]	0	[2]
Non aeronautical revenue
Commercial Revenue	2,256		165		774
Construction service revenue			0		0
Other revenue	806		2,221		5,021
Cost of services	(12,142)		(13,912)		(14,055)
Gross (loss) / profit	(9,080)		(11,526)		(8,260)
Selling, general and administrative expenses	(12,236)		(10,538)		(12,130)
Impairment loss of non-financial assets	0		(35,906)		0
Other operating income	0		0		0
Other operating expense	(391)		(20)		0
Operating (loss) / income	(21,707)		(57,990)		(20,390)
Share of income / (loss) in associates	(720)		(1,782)		(1,451)
Amortization and depreciation	12,890		14,786		15,394
Adjusted Ebitda	(9,537)		(44,986)		(6,447)
Construction services revenue	0		0		0
Construction services cost	0		0		0
Adjusted Ebitda excluding Construction Services	(9,537)		(44,986)		(6,447)
Construction services revenue			0		0
Construction services cost			0		0
Adjusted Ebitda	(9,537)		(44,986)		$ (6,447)
Current assets	171,219		183,963
Non-current assets	295,618		319,001
Capital Expenditure	0		2
Current liabilities	90,401		68,186
Non-current liabilities	$ 392,539		$ 352,807

[1]	Mainly includes revenues recognized over time, see Note 5.
[2]	Mainly includes tax from turnover and municipal taxes.